Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Balance outstanding at year end	$ 8,068	$ 11,085
Average daily balance during the year	$ 12,874	$ 13,578
Average interest rate during the year	1.06%	0.28%
Maximum month-end balance during the year	$ 16,161	$ 17,033
Weighted-average interest rate at year end	1.13%	0.28%